STOCK-BASED COMPENSATION - Restricted Stock Units (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCK-BASED COMPENSATION
Estimated weighted-average grant-date fair value of options granted				$ 0.71
Weighted-average period over which such stock-based compensation expense will be recognized		1 year 11 months 15 days	1 year 6 months
Restricted Stock Units (RSUs) [Member]
STOCK-BASED COMPENSATION
Vesting period (in years)		4 years
Cliff vesting period (in years)		1 year
Acceleration vesting (in percent)		50.00%
Estimated fair value of options granted	588,117
Estimated weighted-average grant-date fair value of options granted	$ 4.95
Unamortized stock-based compensation expense		$ 2,911,179
Weighted-average period over which such stock-based compensation expense will be recognized		1 year 7 months 28 days
Share
Balance as of December 31, 2020		0
Restricted Stock units granted		588,117
Restricted Stock units forfeited		0
Restricted Stock units vested		0
Balance as of September 30, 2021		588,117	0
Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2020		$ 0
Restricted Stock units granted		4.95
Restricted Stock units forfeited		0
Restricted Stock units vested		0
Balance as of September 30, 2021		$ 4.95	$ 0